UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

  BlackRock Multi-Manager Alternative Strategies Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 08/31/2017

Date of reporting period: 11/30/2016

Item 1 – Schedule of Investments

Consolidated Schedule of Investments November 30, 2016 (Unaudited)	(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
AMSR Trust, Series 2016-SFR1, Class E, 3.70%, 11/17/18 (a)(b)	USD	487	$489,216
BCMSC Trust, Series 1999-A, Class A2, 5.80%, 3/15/29 (b)		107	108,583
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE1, Class 2M3, 0.99%, 2/25/36 (b)		1,776	1,517,536
BlueMountain CLO Ltd., Series 2012-1A, Class E, 6.38%, 7/20/23 (a)(b)		1,000	994,875
Colony American Homes, Series 2014-2A, Class E, 3.77%, 7/17/31 (a)(b)		360	363,601
Conn’s Receivables Funding LLC, Series 2016-B, Class A, 3.73%, 10/15/18 (a)		164	164,875
CountryPlace Manufactured Housing Contract Trust, Series 2007-1, Class A4, 5.85%, 7/15/37 (a)(b)		664	689,390
GSAMP Trust, Series 2004-NC2, Class M1, 1.64%, 10/25/34 (b)		61	55,396
HSI Asset Securitization Corp. Trust, Series 2006-HE2, Class 2A4, 0.81%, 12/25/36 (b)		510	215,738
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class E, 5.38%, 10/25/25 (a)(b)		2,000	1,694,411
Specialty Underwriting & Residential Finance Trust, Series 2007-AB1, Class A2D, 0.94%, 3/25/37 (b)		381	203,128
VOLT XXIX LLC, Series 2014-NP10, Class A1, 3.38%, 10/25/54 (a)(c)		1,291	1,291,450
Total Asset-Backed Securities — 7.5%			7,788,199

Common Stocks		Shares	Value
Aerospace & Defense — 0.1%
United Technologies Corp.		777	83,698
Automobiles — 0.2%
Bayerische Motoren Werke AG		2,281	194,077
Banks — 0.0%
Bank of Kyoto Ltd.		6,186	43,654
Beverages — 0.8%
Heineken NV		1,935	144,831
Molson Coors Brewing Co., Class B (d)		7,018	687,975

			832,806

Common Stocks	Shares	Value
Capital Markets — 0.7%
Avista Healthcare Public Acquisition Corp. (e)	7,000	$70,000
Boulevard Acquisition Corp. II (e)	6,100	61,915
Boulevard Acquisition Corp. II, Class A (e)	13,881	137,283
Capitol Acquisition Corp. III (e)	6,800	69,428
Double Eagle Acquisition Corp. (e)	6,989	72,196
Double Eagle Acquisition Corp. (e)	12	118
GP Investments Acquisition Corp. (e)	7,100	70,290
Hennessy Capital Acquisition Corp. II (e)	9,232	91,120
Hydra Industries Acquisition Corp. (e)	3,053	30,225
Quinpario Acquisition Corp. 2 (e)	7,103	70,533
Terrapin 3 Acquisition Corp., Class A (e)	865	8,650

		681,758
Chemicals — 0.4%
Albemarle Corp.	722	63,377
BASF SE	449	38,541
LANXESS AG	940	58,134
Monsanto Co.	1,974	202,750
Valspar Corp.	127	12,965

		375,767
Construction & Engineering — 0.0%
Skanska AB, Class B	1,685	38,732
Construction Materials — 0.0%
Vulcan Materials Co.	279	35,056
Diversified Financial Services — 0.3%
Deutsche Boerse AG	3,335	258,260
Easterly Acquisition Corp. (e)	16	158

		258,418
Diversified Telecommunication Services — 0.6%
SFR Group SA (e)	1,591	40,119
Verizon Communications, Inc. (d)	11,688	583,231

		623,350
Electric Utilities — 0.6%
Centrais Eletricas Brasileiras SA — ADR (e)	1,342	10,897
Terna Rete Elettrica Nazionale SpA	22,856	99,078
Vistra Energy Corp. (e)	38,642	539,056

		649,031
Electrical Equipment — 0.7%
Rockwell Automation, Inc.	5,468	731,126
Energy Equipment & Services — 0.9%
Halliburton Co. (d)	16,631	882,940
US Silica Holdings, Inc.	1,666	84,316

		967,256

Portfolio Abbreviations
ADR	American Depositary Receipts	ETN	Exchange-Traded Note	MSCI	Morgan Stanley Capital International
ASX	Australia Stock Exchange	EUR	Euro	NOK	Norwegian Krone
AUD	Australian Dollar	EURIBOR	Euro Interbank Offered Rate	NZD	New Zealand Dollar
CAD	Canadian Dollar	FKA	Formerly Known As	OTC	Over-the-counter
CBOE	Chicago Board Option Exchange	FTSE	Financial Times Stock Exchange	S&P	Standard & Poor’s
CBOT	Chicago Board of Trade	GBP	British Pound	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SPDR	Standard & Poor’s Depositary Receipts
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TOPIX	Tokyo Stock Price Index
DKK	Danish Krone	MIB	Milano Italia Borsa	USD	U.S. Dollar
ETF	Exchange-Traded Fund

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	1

Consolidated Schedule of Investments (continued)

Common Stocks	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.1%
Altarea Sca	465	$85,752
Food Products — 0.2%
Nestle SA	2,807	188,907
WhiteWave Foods Co. (e)	234	12,891

		201,798
Gas Utilities — 0.1%
Snam SpA	24,168	93,537
Health Care Equipment & Supplies — 0.4%
Alere, Inc. (e)	700	27,804
St Jude Medical, Inc.	4,896	387,763
Terumo Corp.	40	1,424

		416,991
Hotels, Restaurants & Leisure — 0.1%
Carnival PLC — ADR	1,322	67,462
Rezidor Hotel Group AB	6,579	23,610

		91,072
Household Durables — 0.2%
JM AB	1,423	38,681
William Lyon Homes (d)(e)	1,500	146,505

		185,186
Household Products — 0.2%
Svenska Cellulosa AB SCA, Class B	7,246	193,062
Industrial Conglomerates — 0.2%
General Electric Co.	5,110	157,184
Insurance — 0.2%
Crawford & Co., Class A (d)	18,466	186,876
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc. (e)	109	81,812
Ctrip.com International Ltd — ADR	582	26,324
Yoox Net-A-Porter Group SpA (e)	4,775	128,481

		236,617
Internet Software & Services — 2.3%
Alphabet, Inc. Class C (d)(e)	888	673,138
Alphabet, Inc., Class A (d)(e)	660	512,081
Baidu, Inc. — ADR (e)	196	32,722
Facebook, Inc., Class A (d)(e)	5,034	596,126
LinkedIn Corp., Class A (e)	1,186	231,555
Tencent Holdings Ltd. — ADR	1,845	46,014
Yahoo!, Inc. (d)(e)	2,781	114,077
Zillow Group, Inc., Class A (e)	4,880	171,532

		2,377,245
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A (e)	6,464	356,037
Machinery — 0.3%
Volvo AB, Class A	14,948	159,766
Volvo AB, Class B	15,084	161,287

		321,053
Media — 0.9%
CBS Corp., Class A	350	21,721
Comcast Corp.	9,133	634,835
Liberty Broadband Corp., Class A (e)	1,067	74,188
Liberty Global PLC LiLAC, Class C (e)	2,769	58,620
Liberty Media Corp.-Liberty Braves, Class A (e)	1,140	22,971
Liberty Media Group LLC, Class A (e)	203	6,352
Liberty SiriusXM Group, Class A (e)	1,067	38,732
Naspers Ltd. — ADR	943	13,872

Common Stocks	Shares	Value
Media (continued)
RELX NV — ADR	299	$4,790
Time Warner, Inc.	141	12,947
Twenty-First Century Fox, Inc., Class B	1,384	38,835
Viacom, Inc., Class B	1,102	41,303

		969,166
Metals & Mining — 0.7%
BHP Billiton PLC — ADR	17,209	569,962
Rio Tinto PLC — ADR	696	26,385
Vale SA — ADR	11,276	95,733

		692,080
Oil, Gas & Consumable Fuels — 3.3%
Anadarko Petroleum Corp.	4,671	323,000
Arch Coal, Inc. (e)	6,230	486,127
Continental Resources, Inc. (e)	7,883	457,293
Denbury Resources, Inc. (e)	2,535	9,582
Devon Energy Corp.	3,532	170,702
Exxon Mobil Corp.	3,076	268,535
Kinder Morgan, Inc.	31,638	702,364
Noble Energy, Inc. (d)	16,072	613,307
Oasis Petroleum, Inc.	1,441	21,572
Pioneer Natural Resources Co.	1,367	261,152
Royal Dutch Shell PLC, Class A — ADR	1,181	60,349
SandRidge Energy, Inc. (e)	540	12,366

		3,386,349
Personal Products — 0.2%
Edgewell Personal Care Co. (e)	3,070	242,960
Pharmaceuticals — 0.3%
Bayer AG	2,781	261,896
Horizon Pharma PLC (e)	3,140	62,172

		324,068
Professional Services — 0.2%
Nielsen Holdings PLC	4,859	209,423
Real Estate Management & Development — 0.1%
Conwert Immobilien Invest SE	6,345	108,739
Road & Rail — 0.7%
CSX Corp.	20,440	731,956
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp.	2,038	70,719
NXP Semiconductors NV (e)	131	12,989
SunPower Corp. (e)	3,181	21,504

		105,212
Software — 0.3%
Microsoft Corp.	3,350	201,871
Symantec Corp.	3,983	97,145
VMware, Inc., Class A (e)	156	12,658

		311,674
Specialty Retail — 0.0%
Cabela’s, Inc. (e)	162	10,083
Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies, Inc., Class V (e)	1,168	62,558
Hewlett Packard Enterprise Co.	4,169	99,222
HP, Inc.	52,534	809,024

		970,804
Textiles, Apparel & Luxury Goods — 0.4%
Moncler SpA	9,064	147,363
Pandora A/S	1,054	125,066
Swatch Group AG — ADR	1,040	15,236

2	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Common Stocks		Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour, Inc., Class C (e)		5,822	$150,091

			437,756
Transportation Infrastructure — 0.2%
Enav SpA (e)		56,000	189,332
Wireless Telecommunication Services — 0.0%
NII Holdings, Inc. (e)		20,453	34,770
Total Common Stocks — 18.4%			19,141,511

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 1.0%
Bombardier, Inc., 8.75%, 12/01/21 (a)	USD	341	338,443
Meccanica Holdings USA, Inc., 7.38%, 7/15/39 (a)		650	711,750

			1,050,193
Auto Components — 0.2%
TI Group Automotive Systems LLC, 8.75%, 7/15/23 (a)		232	238,960
Banks — 0.2%
Intesa Sanpaolo SpA, 5.71%, 1/15/26 (a)		200	183,222
Biotechnology — 0.1%
ImmunoGen, Inc., 4.50%, 7/01/21 (a)(d)(f)		100	64,875
Chemicals — 0.8%
Ashland, Inc., 6.88%, 5/15/43		203	208,075
CF Industries, Inc., 3.45%, 6/01/23		66	59,409
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 6/15/23 (a)		44	43,560
Hexion, Inc., 6.63%, 4/15/20		639	549,540

			860,584
Communications Equipment — 0.3%
Ciena Corp., 3.75%, 10/15/18 (a)(d)(f)		86	107,285
InterDigital, Inc., 1.50%, 3/01/20 (d)(f)		158	191,674

			298,959
Containers & Packaging — 0.1%
PaperWorks Industries, Inc., 9.50%, 8/15/19 (a)		109	89,380
Diversified Consumer Services — 0.4%
Monitronics International, Inc., 9.13%, 4/01/20		425	397,375
Diversified Financial Services — 0.3%
Bayer Capital Corp. BV, 5.63%, 11/22/19 (a)(f)	EUR	300	321,103
Diversified Telecommunication Services — 1.6%
Avaya, Inc.:
7.00%, 4/01/19 (a)	USD	451	392,934
9.00%, 4/01/19 (a)		20	17,700
10.50%, 3/01/21 (a)		370	167,425
Frontier Communications Corp.:
10.50%, 9/15/22		194	200,305
11.00%, 9/15/25		434	435,085
Telefonica Participaciones SAU, 4.90%, 9/25/17 (a)(f)	EUR	400	341,060
Telemar Norte Leste SA, 5.50%, 10/23/20 (e)(g)	USD	390	109,200

			1,663,709
Energy Equipment & Services — 0.3%
Seadrill Ltd., 6.13%, 9/15/17 (a)		300	132,000
Transocean, Inc., 5.05%, 10/15/22		200	176,500

			308,500

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies — 0.1%
Wright Medical Group NV, 2.25%, 11/15/21 (a)(d)(f)	USD	117	$146,104
Hotels, Restaurants & Leisure — 0.4%
Caesars Entertainment Operating Co, Inc.:
11.25%, 6/01/17 (e)(g)		75	75,375
9.00%, 2/15/20 (e)(g)		111	114,330
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, 11.00%, 10/01/21		200	217,500

			407,205
Insurance — 0.2%
York Risk Services Holding Corp., 8.50%, 10/01/22 (a)		298	244,360
Internet Software & Services — 0.3%
SINA Corp., 1.00%, 12/01/18 (d)(f)		212	210,940
Yahoo!, Inc., 0.00%, 12/01/18 (d)(f)(h)		141	142,146

			353,086
IT Services — 0.2%
Unisys Corp., 5.50%, 3/01/21 (a)(d)(f)		140	239,925
Machinery — 0.5%
Cloud Crane LLC, 10.13%, 8/01/24 (a)		484	513,040
Media — 0.7%
DISH Network Corp., 3.38%, 8/15/26 (a)(d)(f)		186	207,855
iHeartCommunications, Inc.:
9.00%, 9/15/22		45	33,300
10.63%, 3/15/23		623	462,577

			703,732
Metals & Mining — 0.6%
Allegheny Technologies, Inc., 4.75%, 7/01/22 (d)(f)		143	197,072
First Quantum Minerals Ltd., 6.75%, 2/15/20 (a)		31	30,651
Teck Resources Ltd., 6.13%, 10/01/35		350	350,070

			577,793
Oil, Gas & Consumable Fuels — 3.5%
Berry Petroleum Co. LLC:
6.75%, 11/01/20 (e)(g)		65	36,400
6.38%, 9/15/22 (e)(g)		1,061	588,855
BreitBurn Energy Partners LP/BreitBurn Finance Corp., 7.88%, 4/15/22 (e)(g)		350	236,250
Cheniere Energy, Inc., 4.25%, 3/15/45 (f)		200	121,625
Chesapeake Energy Corp., 5.50%, 9/15/26 (a)(d)(f)		134	141,705
Denbury Resources, Inc., 9.00%, 5/15/21 (a)		120	124,500
Jones Energy Holdings LLC/Jones Energy Finance Corp., 9.25%, 3/15/23		500	493,125
NGPL PipeCo LLC, 7.77%, 12/15/37 (a)		513	536,085
Sabine Pass Liquefaction LLC, 6.25%, 3/15/22		750	808,125
SandRidge Energy, Inc., 0.00%, 10/04/20 (f)(h)		23	27,489
Tullow Oil PLC, 6.00%, 11/01/20 (a)		262	238,748
Whiting Petroleum Corp., 1.25%, 6/05/20 (d)(f)		102	131,963
Williams Cos., Inc., 7.50%, 1/15/31		170	187,425

			3,672,295
Pharmaceuticals — 0.2%
Innoviva, Inc., 2.13%, 1/15/23 (f)		80	66,800

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	3

Consolidated Schedule of Investments (continued)

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.:
5.38%, 3/15/20 (a)	USD	100	$84,000
6.13%, 4/15/25 (a)		125	92,500

			243,300
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 2.13%, 9/01/26 (d)(f)		164	212,893
Software — 0.2%
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (a)		79	87,295
TIBCO Software, Inc., 11.38%, 12/01/21 (a)		103	98,623

			185,918
Specialty Retail — 0.1%
Claire’s Stores, Inc., 9.00%, 3/15/19 (a)		200	97,000
Wireless Telecommunication Services — 0.2%
America Movil BV, 5.50%, 9/17/18 (f)	EUR	200	178,585
Total Corporate Bonds — 12.7%			13,252,096

Floating Rate Loan Interests (b)		Par (000)	Value
Diversified Telecommunication Services — 3.9%
Ligado Networks LLC (FKA New LightSquared LLC), Junior Loan, 13.50%, 12/07/20 (e)(g)	USD	2,988	2,054,331
New LightSquared LLC, Loan, 9.75%, 6/15/20 (e)(g)		2,148	1,997,766

			4,052,097
Hotels, Restaurants & Leisure — 0.3%
Caesars Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term Loan B, 6.75%, 10/31/17		243	266,254
Oil, Gas & Consumable Fuels — 0.7%
Arch Coal, Inc., Term Loan, 9.00%, 10/05/21		87	87,986
Peabody Energy Corp., Revolving Term Loan, 0.00%, 9/24/18		725	668,450

			756,436
Specialty Retail — 0.4%
Toys ’R’ Us-Delaware, Inc., Term B-4 Loan, 9.75%, 4/24/20		495	452,260
Thrifts & Mortgage Finance — 0.2%
Walter Investment Management Corp., Tranche B Term Loan, 4.75%, 12/18/20		200	188,000
Total Floating Rate Loan Interests — 5.5%			5,715,047

Foreign Agency Obligations		Par (000)	Value
Netherlands — 0.1%
Petrobras Global Finance BV, 5.38%, 10/01/29	GBP	100	100,851
United States — 0.2%
Citgo Holding, Inc., 10.75%, 2/15/20 (a)	USD	211	220,231
Total Foreign Agency Obligations — 0.3%			321,082

Foreign Government Obligations		Par (000)	Value
Canada — 0.3%
Canadian Government Bond, 1.75%, 9/01/19	CAD	359	274,447

Foreign Government Obligations		Par (000)	Value
Greece — 0.4%
Hellenic Republic Government Bond, 4.75%, 4/17/19	EUR	400	$407,165
Total Foreign Government Obligations — 0.7%			681,612

Investment Companies		Shares	Value
Adams Diversified Equity Fund, Inc.		2,485	30,814
BlackRock Event Driven Equity Fund (i)		584,112	5,157,710
Boussard & Gavaudan Holding Ltd. (e)		117,500	2,235,356
China Fund, Inc.		1,000	15,950
ETRACS Monthly Pay 2xLeveraged Closed-End Fund ETN		2,970	47,965
Invesco Dynamic Credit Opportunities Fund		17,795	213,362
Invesco Senior Income Trust		25,030	112,385
iPATH S&P 500 VIX Mid-Term Futures ETN (e)(j)		1,640	57,745
iPATH S&P 500 VIX Short-Term Futures ETN (e)(j)		1,325	36,954
iShares U.S. Preferred Stock ETF (i)		299	11,207
Liberty All Star Equity Fund		7,999	40,715
Morgan Stanley China A Share Fund, Inc.		606	11,156
Nuveen Credit Strategies Income Fund		13,324	115,386
SPDR S&P 500 ETF Trust		1,000	220,380
VanEck Vectors Gold Miners ETF		7,140	148,726
VelocityShares Daily Inverse VIX Short-Term ETN (e)(j)		804	34,990
Voya Prime Rate Trust		23,592	127,869
Total Investment Companies — 8.3%			8,618,670

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 5.2%
Bear Stearns ALT-A Trust:
Series 2005-10, Class 11A1, 1.09%, 1/25/36 (b)	USD	2,668	2,359,353
Series 2006-4, Class 23A4, 3.09%, 8/25/36 (b)		2,191	1,363,936
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 3A2, 0.75%, 2/25/37 (b)		1,698	1,525,194
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2006-7, Class A1B, 0.61%, 9/25/36 (b)		370	164,053

			5,412,536
Commercial Mortgage-Backed Securities — 1.8%
FREMF Mortgage Trust, Series 2014-KS02, Class B, 5.49%, 8/25/23 (a)(b)		1,469	1,464,011
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-BXH, Class E, 4.28%, 4/15/27 (a)(b)		360	352,157

			1,816,168
Total Non-Agency Mortgage-Backed Securities — 7.0%			7,228,704

Other Interests (k)		Beneficial Interest (000)	Value
Electric Utilities — 0.1%
Vistra Energy Corp. (e)		39	77,284

4	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Other Interests (k)		Beneficial Interest (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
Sandridge Energy, Inc. (a)(e)		USD 100	$—
Total Other Interests — 0.1%			77,284

Preferred Securities
Capital Trusts		Par (000)	Value
Banks — 0.7%
HSH Nordbank AG, 7.25% (l)		994	254,027
Intesa Sanpaolo SpA, 7.70% (a)(b)(l)		362	318,108
UniCredit SpA, 8.00% (b)(l)		200	168,000

			740,135
Semiconductors & Semiconductor Equipment — 0.3%
Intel Corp., 2.95%, 12/15/35 (d)(f)		247	323,261
Total Capital Trusts — 1.0%			1,063,396

Preferred Stocks		Shares	Value
Chemicals — 0.1%
Rayonier Advanced Materials, Inc., 8.00% (d)		1,325	139,960
Diversified Financial Services — 0.2%
Mandatory Exchangeable Trust, 5.75% (d)		1,738	200,669
Multi-Utilities — 0.2%
Dominion Resources, Inc. Va, 6.75% (d)		4,000	197,840
Oil, Gas & Consumable Fuels — 0.2%
WPX Energy, Inc., 6.25% (d)		2,408	168,560
Pharmaceuticals — 0.2%
Teva Pharmaceutical Industries Ltd., 7.00% (d)		311	203,394
Semiconductors & Semiconductor Equipment — 0.0%
SunEdison, Inc., 6.75% (d)		250	623
Thrifts & Mortgage Finance — 0.2%
Fannie Mae, 8.25%		27,000	221,940
Total Preferred Stocks — 1.1%			1,132,986
Total Preferred Securities — 2.1%			2,196,382

Taxable Municipal Bonds — 0.2%		Par (000)	Value
Puerto Rico Commonwealth Aqueduct & Sewer Authority, 5.75%, 7/01/37	USD	305	228,259

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations — 2.7%
Fannie Mae:
Series 1997-85, Class M, 6.50%, 12/25/27		735	111,478
Series 2001-61, Class SH, 7.35%, 11/18/31 (b)		137	33,137
Series 2006-115, Class EI, 6.06%, 12/25/36 (b)		588	120,238
Series 2006-126, Class CS, 6.12%, 1/25/37 (b)		581	120,221
Series 2007-77, Class SK, 5.29%, 8/25/37 (b)		535	80,360

U.S. Government Sponsored Agency Securities		Par (000)	Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2007-88, Class VI, 5.96%, 9/25/37 (b)	USD	489	$89,915
Series 2008-87, Class AS, 7.07%, 7/25/33 (b)		223	53,258
Series 2011-129, Class S, 4.92%, 3/25/37 (b)		705	47,597
Series 2015-42, Class AI, 2.06%, 6/25/55 (b)		1,353	88,411
Series 2015-64, Class SK, 1.94%, 9/25/55 (b)		1,578	104,394
Series 2015-66, Class AS, 5.67%, 9/25/45 (b)		558	100,081
Series 345, Class 15, 6.00%, 3/25/34 (b)		683	152,743
Freddie Mac:
Series 2416, Class SV, 7.21%, 5/15/31 (b)		442	95,449
Series 4413, Class WI, 1.94%, 10/15/41 (b)		1,045	61,038
Ginnie Mae:
Series 2003-52, Class SE, 6.06%, 6/16/33 (b)		496	98,517
Series 2004-46, Class S, 6.54%, 6/20/34 (b)		421	98,278
Series 2005-69, Class SY, 6.19%, 11/20/33 (b)		220	42,591
Series 2012-16, Class NI, 6.00%, 5/20/39		399	90,198
Series 2013-44, Class IB, 5.00%, 5/16/42		439	105,978
Series 2014-183, Class IM, 5.00%, 6/20/35		580	131,873
Series 2014-2, Class TI, 5.50%, 1/20/44		482	82,536
Series 2015-102, Class IT, 0.10%, 7/16/41 (b)		19,744	84,622
Series 2015-80, Class IH, 1.00%, 5/20/44 (b)		2,897	106,876
Series 2015-84, Class IO, 3.50%, 5/16/42		718	136,025
Series 2015-95, Class KI, 6.00%, 2/20/43		409	100,546
Series 2016-12, Class KI, 5.00%, 9/20/38		265	69,463
Series 2016-69, Class WI, 4.50%, 5/20/46		1,058	233,537
Series 2016-75, Class SA, 5.44%, 5/20/40 (b)		900	136,940
Series 2016-80, Class CI, 5.00%, 4/20/39		504	45,331
Total U.S. Government Sponsored Agency Securities — 2.7%			2,821,631

Warrants (e)		Shares	Value
Aerospace & Defense — 0.0%
Tempus Applied Solutions Holdings, Inc. (Issued 2/01/13, exercisable 2/04/13, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $11.50)		14,552	15

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	5

Consolidated Schedule of Investments (continued)

Warrants (e)	Shares	Value
Banks — 0.7%
Associated Banc-Corp. (Issued/exercisable 12/01/11, 1 Share for 1 Warrant, Expires 11/21/18, Strike Price $19.77)	10,027	$42,113
SunTrust Banks, Inc. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $44.15)	32,145	335,915
TCF Financial Corp. (Issued/exercisable 11/14/08, 1 Share for 1 Warrant, Expires 11/14/18, Strike Price $16.93)	29,794	65,547
Zions Bancorporation (Issued/exercisable 5/20/10, 1.018 Shares for 1 Warrant, Expires 5/22/20, Strike Price $35.89)	30,255	270,177

		713,752
Biotechnology — 0.0%
Cellectar Biosciences, Inc. (Issued/exercisable 4/15/16, 1 Share for 1 Warrant, Expires 4/8/21, Strike Price $3.04)	5,847	2,339
ContraFect Corp. (Issued/exercisable 9/12/14, 1 Share for 1 Warrant, Expires 1/31/17, Strike Price $4.80)	5,229	413

		2,752
Capital Markets — 0.0%
Arowana, Inc. (Issued/exercisable 5/14/15, 1 Share for 1 Warrant, Expires 5/01/20, Strike Price $12.50)	25,946	8,043
Chemicals — 0.0%
AgroFresh Solutions, Inc. (Issued 3/31/14,exercisable 4/07/14, 1 Share for 1 Warrant, Expires 2/19/19, Strike Price $11.50)	38,292	4,021
Electronic Equipment, Instruments & Components — 0.0%
Applied DNA Sciences, Inc. (Issued/exercisable 11/14/14, 1 Share for 1 Warrant, Expires 11/14/19, Strike Price $3.50)	27,486	20,615
Health Care Equipment & Supplies — 0.0%
DarioHealth Corp. (Issued 3/2/16, exercisable 3/4/16, 1 Share for 1 Warrant, Expires 3/8/21, Strike Price $5.63)	5,493	3,296
Hotels, Restaurants & Leisure — 0.3%
Del Taco Restaurants, Inc. (Issued/exercisable 1/03/14, 1 Share for 1 Warrant, Expires 6/30/20, Strike Price $11.50)	50,143	258,738
Machinery — 0.1%
Blue Bird Corp. (Issued/exercisable 3/10/14, 0.5 Shares for 1 Warrant, Expires 2/24/20, Strike Price $11.50)	44,087	112,422
Hennessy Capital Acquisition Corp. II (Issued 7/23/15, exercisable 9/11/15, 1 Share for 1 Warrant, Expires 9/11/20, Strike Price $11.50)	9,232	3,023

		115,445
Media — 0.0%
Hemisphere Media Group, Inc. (Issued/exercisable 8/19/11, 0.5 Shares for 1 Warrant, Expires 4/04/18, Strike Price $12.00)	25,346	10,138

Warrants (e)	Shares	Value
Metals & Mining — 0.1%
Franco-Nevada Corp. (Issued/exercisable 6/16/09, 1 Share for 1 Warrant, Expires 6/16/17, Strike Price CAD 75.00)	3,807	$34,604
New Gold, Inc. (Issued/exercisable 6/28/07, 1 Share for 1 Warrant, Expires 6/28/17, Strike Price CAD 15.00)	13,128	489

		35,093
Oil, Gas & Consumable Fuels — 0.3%
Centennial Resource Development, Inc., Class A (Issued/exercisable 10/12/16, 1 Share for 1 Warrant, Expires 10/11/21, Strike Price $11.50)	42,929	300,503
FieldPoint Petroleum Corp. (Issued/exercisable 3/28/12, 1 Share for 1 Warrant, Expires 3/23/18, Strike Price $4.00)	56,448	1,360
Kinder Morgan, Inc. (Issued/exercisable 2/15/12, 1 Share for 1 Warrant, Expires 5/25/17, Strike Price $40.00)	109,205	710

		302,573
Pharmaceuticals — 0.0%
EyeGate Pharmaceuticals, Inc. (Issued/exercisable 7/31/15, 1 Share for 1 Warrant, Expires 7/31/20, Strike Price $10.62)	46,688	11,905
Kitov Pharmaceuticals Holdings Ltd. — ADR (Issued/exercisable 11/20/15, 1 Share for 1 Warrant, Expires 11/20/20, Strike Price $4.13)	10,533	14,114
Oculus Innovative Sciences, Inc. (Issued/exercisable 1/16/15, 1 Share for 1 Warrant, Expires 1/21/20, Strike Price $1.30)	20,202	5,051

		31,070
Semiconductors & Semiconductor Equipment — 0.0%
Sunworks, Inc. (Issued/exercisable 3/03/15, 1 Share for 1 Warrant, Expires 3/09/20, Strike Price $4.15)	23,197	7,423
Software — 0.0%
RMG Networks Holding Corp. (Issued/exercisable 5/18/11, 1 Share for 1 Warrant, Expires 4/08/18, Strike Price $11.50)	12,715	14
Technology Hardware, Storage & Peripherals — 0.0%
Eastman Kodak Co. (Issued/exercisable 10/29/13, 1 Share for 1 Warrant, Expires 9/03/18, Strike Price $16.12)	4,110	10,891
Total Warrants — 1.5%		1,523,879
Total Long-Term Investments (Cost — $67,135,159) — 67.0%		69,594,356

6	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Short-Term Securities	Shares	Value
Money Market Funds — 29.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.25% (i)(m)	30,732,920	$30,732,920
Total Short-Term Securities (Cost — $30,732,920) — 29.6%		30,732,920

Options Purchased		Value
(Cost — $542,834) — 0.4%		462,459
Total Investments Before Options Written and Investments Sold Short
(Cost — $98,410,913*) — 97.0%		100,789,735

Options Written		Value
(Premiums Received — $39,251) — (0.0)%		(20,920)

Investments Sold Short

Common Stocks	Shares	Value
Aerospace & Defense — (0.6)%
United Technologies Corp.	5,500	(592,460)
Automobiles — (0.8)%
Bayerische Motoren Werke AG	801	(68,152)
Toyota Motor Corp. — ADR	6,463	(766,059)

		(834,211)
Banks — (2.4)%
Associated Banc-Corp.	6,031	(137,808)
SunTrust Banks, Inc.	23,025	(1,196,149)
TCF Financial Corp.	15,453	(268,109)
Zions Bancorporation	21,071	(838,415)

		(2,440,481)
Beverages — (0.1)%
Heineken Holding NV	1,927	(135,073)
Biotechnology — (0.0)%
ImmunoGen, Inc.	16,472	(29,320)
Capital Markets — (0.0)%
Deutsche Bank AG	2,137	(33,765)
Chemicals — (0.1)%
AgroFresh Solutions, Inc.	3,701	(10,363)
Rayonier Advanced Materials, Inc.	8,215	(114,024)

		(124,387)
Communications Equipment — (0.2)%
Ciena Corp.	2,570	(55,127)
InterDigital, Inc.	1,528	(121,018)

		(176,145)
Diversified Telecommunication Services — (0.4)%
Koninklijke KPN NV	46,133	(132,394)
Telefonica SA	32,506	(270,779)
Telefonica SA — ADR	2,500	(20,725)

		(423,898)
Electric Utilities — (0.1)%
Centrais Eletricas Brasileiras SA — ADR	1,339	(10,056)
Terna Rete Elettrica Nazionale SpA	13,635	(59,106)

		(69,162)

Common Stocks	Shares	Value
Electronic Equipment, Instruments & Components — (1.0)%
Amphenol Corp., Class A	5,782	$(394,679)
Corning, Inc.	25,110	(603,393)

		(998,072)
Energy Equipment & Services — (1.3)%
National Oilwell Varco, Inc.	15,836	(591,633)
Schlumberger Ltd.	9,287	(780,572)

		(1,372,205)
Equity Real Estate Investment Trusts (REITs) — (0.5)%
Crown Castle International Corp.	2,028	(169,257)
Equinix, Inc.	942	(319,112)

		(488,369)
Food & Staples Retailing — (0.0)%
Costco Wholesale Corp.	330	(49,536)
Gas Utilities — (0.1)%
Snam SpA	13,838	(53,557)
Health Care Equipment & Supplies — (0.2)%
Abbott Laboratories	4,263	(162,292)
Wright Medical Group NV	4,105	(94,579)

		(256,871)
Hotels, Restaurants & Leisure — (0.5)%
Carnival Corp.	1,324	(68,067)
Del Taco Restaurants, Inc.	32,158	(466,934)

		(535,001)
Household Durables — (0.1)%
William Lyon Homes, Class A	5,394	(106,801)
Household Products — (0.1)%
Procter & Gamble Co.	895	(73,802)
Industrial Conglomerates — (0.4)%
General Electric Co.	14,418	(443,498)
Insurance — (0.2)%
Crawford & Co., Class B	18,391	(242,945)
Internet Software & Services — (0.2)%
SINA Corp.	501	(38,607)
Tencent Holdings Ltd. — ADR	848	(21,149)
Zillow Group, Inc., Class C	4,940	(177,445)

		(237,201)
IT Services — (1.5)%
Accenture PLC	3,560	(425,171)
Infosys Ltd. — ADR	29,911	(433,111)
International Business Machines Corp.	3,268	(530,135)
Unisys Corp.	12,888	(191,387)

		(1,579,804)
Machinery — (0.8)%
Blue Bird Corp.	13,661	(222,674)
Parker-Hannifin Corp.	3,059	(424,987)
Rexnord Corp.	66	(1,452)
Volvo AB, Class B	15,042	(160,838)

		(809,951)
Media — (0.8)%
Altice NV, Class A	2,929	(50,387)
CBS Corp.	349	(21,191)
DISH Network Corp., Class A	2,279	(130,929)
Hemisphere Media Group, Inc.	3,471	(41,131)
Liberty Broadband Corp., Class C	1,060	(75,589)
Liberty Global PLC LiLAC, Class A	2,740	(59,129)
Liberty Media Corp-Liberty Braves, Class C	1,116	(22,175)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	7

Consolidated Schedule of Investments (continued)

Common Stocks		Shares	Value
Media (continued)
Liberty Media Group LLC, Class C		203	$(6,323)
Liberty SiriusXM Group, Class C		1,050	(37,548)
RELX PLC — ADR		291	(5,046)
Twenty-First Century Fox, Inc., Class A		1,384	(38,904)
Viacom, Inc., Class A		1,037	(43,113)
Walt Disney Co.		2,822	(279,717)

			(811,182)
Metals & Mining — (0.3)%
Allegheny Technologies, Inc.		8,287	(145,354)
Franco-Nevada Corp.		1,904	(110,600)
Vale SA — ADR		10,745	(80,589)

			(336,543)
Multi-Utilities — (0.1)%
Dominion Resources, Inc.		1,680	(123,127)
Oil, Gas & Consumable Fuels — (2.9)%
Apache Corp.		5,896	(388,841)
Arch Coal, Inc.		3,000	(234,090)
Centennial Resource Development, Inc., Class A		32,592	(593,174)
Chesapeake Energy Corp.		12,443	(87,101)
Chevron Corp.		4,099	(457,284)
Concho Resources, Inc.		1,677	(239,845)
ConocoPhillips		4,006	(194,371)
Denbury Resources, Inc.		2,535	(9,582)
Occidental Petroleum Corp.		6,707	(478,613)
Royal Dutch Shell PLC, Class B — ADR		1,159	(62,783)
Whiting Petroleum Corp.		9,151	(111,825)
WPX Energy, Inc.		9,638	(149,775)

			(3,007,284)
Pharmaceuticals — (0.4)%
Bayer AG		2,233	(210,289)
Teva Pharmaceutical Industries Ltd. — ADR		4,254	(160,376)

			(370,665)
Road & Rail — (0.4)%
Union Pacific Corp.		3,778	(382,825)
Semiconductors & Semiconductor Equipment — (0.3)%
Advanced Micro Devices, Inc.		16,316	(145,376)
Intel Corp.		5,830	(202,301)

			(347,677)
Software — (1.0)%
Activision Blizzard, Inc.		9,010	(329,856)
Electronic Arts, Inc.		7,064	(559,751)
Workday, Inc., Class A		1,492	(125,805)

			(1,015,412)
Textiles, Apparel & Luxury Goods — (0.2)%
Cie Financiere Richemont SA — ADR		2,360	(15,222)
Under Armour, Inc., Class A		5,122	(157,758)

			(172,980)
Total Common Stocks — (18.0)%			(18,674,210)

Corporate Bonds		Par (000)	Value
Banks — (0.3)%
Canadian Western Bank, 3.46%, 12/17/24 (b)	CAD	359	(269,981)
Health Care Providers & Services — (0.1)%
CHS/Community Health Systems, Inc., 8.00%, 11/15/19	USD	200	(157,500)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
Whiting Petroleum Corp., 1.25%, 4/01/20 (f)	USD	57	$(49,733)
Pharmaceuticals — (0.4)%
Horizon Pharma Financing, Inc., 6.63%, 5/01/23		200	(188,500)
Horizon Pharma Investment Ltd., 2.50%, 3/15/22 (f)		200	(205,625)

			(394,125)
Trading Companies & Distributors — (0.3)%
United Rentals North America, Inc., 6.13%, 6/15/23		261	(275,355)
Total Corporate Bonds — (1.1)%			(1,146,694)

Investment Companies		Shares	Value
Consumer Staples Select Sector SPDR Fund		13,983	(707,260)
Direxion Daily Gold Miners Index Bull 3X Shares		5,000	(39,650)
iShares China Large-Cap ETF (i)		2,300	(86,457)
iShares Edge MSCI Minimum Volatility USA ETF (i)		1,016	(45,161)
iShares iBoxx $ High Yield Corporate Bond ETF (i)		3,219	(275,707)
iShares MSCI Emerging Markets ETF (i)		900	(31,950)
SPDR EURO STOXX 50 ETF		2,114	(66,337)
VanEck Vectors Junior Gold Miners ETF		671	(23,029)

Total Investment Companies — (1.2)%			(1,275,551)

Preferred Stocks		Shares	Value
Banks — 0.0%
Citigroup, Inc., 7.13%		400	(10,992)
Total Preferred Stocks — (0.0)%			(10,992)

Rights		Shares	Value
Diversified Telecommunication Services — 0.0%
Telefonica SA		20	(6,756)

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds, 2.50%, 5/15/46	USD	282	(252,368)
Total U.S. Treasury Obligations — (0.3)%			(252,368)
Total Investments Sold Short (Proceeds — $20,178,194) — (20.6)%			(21,366,571)
Total Investments Net of Options Written and Investments Sold Short — 76.4%			79,402,244
Other Assets Less Liabilities — 23.6%			24,532,959

Net Assets — 100.0%			$103,935,203

8	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Notes to Consolidated Schedule of Investments

*	As of November 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$99,963,235

Gross unrealized appreciation	$4,012,383
Gross unrealized depreciation	(3,185,883)

Net unrealized appreciation	$826,500

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	All or a portion of security has been pledged as collateral in connection with short sales.

(e)	Non-income producing security.

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default.

(h)	Zero-coupon bond.

(i)	During the period ended November 30, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2016	Shares Purchased		Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Income	Realized Gain (Loss)/ Capital Gains
BlackRock Event Driven Equity Fund — Institutional Class	584,112	—		—	584,112	$51,157,710	—	—
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,519,401	1,213,519	[1]	—	30,732,920	30,732,920	$16,422	—
iShares Edge MSCI Minimum Volatility U.S. ETF	—	6,200		(6,200)	—	—	1,510	$ (5,025)
iShares U.S. Preferred Stock ETF	299	—		—	299	11,207	155	—
Total						$81,901,837	$18,087	$ (5,025)

Affiliate Investments Sold Short	Shares Held at August 31, 2016	Shares Purchased	Shares Sold	Shares Held at November 30, 2016	Value at November 30, 2016	Expense	Realized Gain (Loss)/ Capital Gains
iShares 20+ Year Treasury Bond ETF	—	1,200	(1,200)	—	—	—	$ 1,890
iShares China Large-Cap ETF	—	5,282	(7,582)	(2,300)	$ (86,457)	—	4,092
iShares Core GBP Corporate Bond UCI ETF	—	878	(878)	—	—	—	802
iShares Edge MSCI Minimum Volatility U.S. ETF	(9,316)	8,300	—	(1,016)	(45,161)	$ (2,268)	14,300
iShares iBoxx Investment Grade Bond ETF	—	1,306	(1,306)	—	—	—	2,252
iShares iBoxx $ High Yield Corporate Bond ETF	(6,600)	5,211	(1,830)	(3,219)	(275,707)	(7,542)	(9,833)
iShares MSCI Emerging Markets ETF	—	—	(900)	(900)	(31,950)	—	—
Total					$ (439,275)	$ (9,810)	$13,503

[1]	Represents net shares purchased.

(j)	All or a portion of security is held by a wholly-owned subsidiary.

(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(l)	Perpetual security with no stated maturity date.

(m)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(8)	30 Day Fed Fund	December 2016	USD	3,315,932	$728
(1)	Amsterdam Exchanges Index	December 2016	USD	96,881	(933)
(8)	ASX SPI 200 Index	December 2016	USD	803,728	5,796
28	Australian Government Bonds (3 Year)	December 2016	USD	2,313,090	(26,312)
(53)	Australian Government Bonds (10 Year)	December 2016	USD	5,233,327	148,493
(9)	CAC 40 10 Euro Future Index	December 2016	USD	436,488	(6,466)
7	DAX Index	December 2016	USD	1,972,976	15,513

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	9

Consolidated Schedule of Investments (continued)

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
9	E-mini Dow ($5) — CBOT	December 2016	USD	860,940	$ 39,128
(33)	Euro STOXX 50 Index	December 2016	USD	1,067,088	(12,374)
(109)	Euro-Bobl	December 2016	USD	15,183,269	(45,823)
(60)	Euro-Bund	December 2016	USD	10,241,964	(46,918)
(25)	Euro-Schatz	December 2016	USD	2,975,396	(6,692)
(4)	FTSE 100 Index	December 2016	USD	339,402	1,582
(13)	FTSE/MIB Index	December 2016	USD	1,166,449	(21,101)
(4)	Hang Seng Index	December 2016	USD	588,461	(5,274)
(1)	Japanese Government Bonds (10 Year)	December 2016	USD	1,316,026	(176)
19	NASDAQ 100 E-Mini Index	December 2016	USD	1,830,080	8,511
4	Nikkei 225 Index	December 2016	USD	642,629	13,196
62	OMX Nordic Exchange	December 2016	USD	993,581	14,374
4	Russell 2000 Mini Index	December 2016	USD	528,920	(2,021)
(30)	S&P 500 E-Mini	December 2016	USD	3,298,200	(120,331)
7	S&P/Toronto Stock Exchange 60 Index	December 2016	USD	924,648	27,871
(8)	SGX MSCI Singapore Index	December 2016	USD	180,193	(2,178)
15	TOPIX Index	December 2016	USD	1,932,608	109,863
(3)	3-month Euro Swiss Franc Interest Rate	March 2017	USD	743,730	(74)
(1)	3-month EuroYen	March 2017	USD	218,402	185
10	ASX 90 Day Bank Accepted Bills	March 2017	USD	7,532,401	(1,247)
(14)	Canadian Bankers Acceptance	March 2017	USD	2,581,944	193
(16)	Canadian Government Bonds (10 Year)	March 2017	USD	1,654,195	3,437
20	Long Gilt British	March 2017	USD	3,086,720	1,804
12	U.S. Treasury Bonds (30 Year)	March 2017	USD	1,815,375	(5,698)
(27)	U.S. Treasury Notes (2 Year)	March 2017	USD	5,853,938	(2,380)
(45)	U.S. Treasury Notes (5 Year)	March 2017	USD	5,302,969	(587)
101	U.S. Treasury Notes (10 Year)	March 2017	USD	12,576,078	(19,208)
(22)	3-month EURIBOR	September 2017	USD	5,845,204	1,162
(127)	Euro Dollar	September 2017	USD	31,349,950	54,053
(33)	Three Month Sterling	September 2017	USD	5,135,410	323
Total					$ 120,419

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	13,564	USD	14,818	Bank of New York Mellon	12/01/16	$(441)
EUR	64,059	USD	70,000	Bank of New York Mellon	12/01/16	(2,103)
EUR	267,571	USD	286,948	Bank of New York Mellon	12/01/16	(3,346)
SEK	701,281	USD	77,626	Bank of New York Mellon	12/01/16	(1,583)
USD	1,462	CHF	1,475	Bank of New York Mellon	12/01/16	12
USD	39,559	CHF	39,850	Bank of New York Mellon	12/01/16	360
USD	154,196	CHF	154,079	Bank of New York Mellon	12/01/16	2,635
USD	7,689	DKK	53,934	Bank of New York Mellon	12/01/16	6
USD	19,204	DKK	133,132	Bank of New York Mellon	12/01/16	239
USD	136,081	DKK	924,865	Bank of New York Mellon	12/01/16	4,332
USD	35,594	EUR	32,516	Bank of New York Mellon	12/01/16	1,130
USD	37,673	EUR	35,527	Bank of New York Mellon	12/01/16	17
USD	46,914	EUR	44,166	Bank of New York Mellon	12/01/16	102
USD	74,246	EUR	70,000	Bank of New York Mellon	12/01/16	52
USD	77,837	EUR	71,106	Bank of New York Mellon	12/01/16	2,471
USD	78,600	EUR	72,853	Bank of New York Mellon	12/01/16	1,382
USD	151,124	EUR	140,774	Bank of New York Mellon	12/01/16	1,916

10	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,410,267	EUR	1,288,317	Bank of New York Mellon	12/01/16	$44,761
USD	122,979	GBP	98,785	Bank of New York Mellon	12/01/16	(625)
USD	2,357	SEK	21,673	Bank of New York Mellon	12/01/16	7
USD	115,087	SEK	1,048,575	Bank of New York Mellon	12/01/16	1,385
USD	305,101	SEK	2,754,732	Bank of New York Mellon	12/01/16	6,392
USD	267,764	CAD	359,000	JPMorgan Securities LLC	12/07/16	489
USD	420,637	EUR	386,500	JPMorgan Securities LLC	12/14/16	10,655
AUD	49	USD	37	JPMorgan Chase Bank N.A.	12/21/16	—
AUD	946	USD	725	JPMorgan Chase Bank N.A.	12/21/16	(27)
AUD	2,833	USD	2,143	JPMorgan Chase Bank N.A.	12/21/16	(52)
AUD	3,475	USD	2,607	JPMorgan Chase Bank N.A.	12/21/16	(42)
AUD	4,036	USD	2,999	JPMorgan Chase Bank N.A.	12/21/16	(21)
AUD	5,142	USD	3,831	JPMorgan Chase Bank N.A.	12/21/16	(36)
AUD	7,168	USD	5,348	JPMorgan Chase Bank N.A.	12/21/16	(58)
AUD	7,513	USD	5,749	JPMorgan Chase Bank N.A.	12/21/16	(204)
AUD	8,694	USD	6,487	JPMorgan Chase Bank N.A.	12/21/16	(71)
AUD	9,762	USD	7,480	JPMorgan Chase Bank N.A.	12/21/16	(276)
AUD	12,704	USD	9,468	JPMorgan Chase Bank N.A.	12/21/16	(92)
AUD	33,032	USD	25,090	JPMorgan Chase Bank N.A.	12/21/16	(712)
AUD	33,292	USD	24,842	JPMorgan Chase Bank N.A.	12/21/16	(272)
AUD	80,217	USD	61,391	JPMorgan Chase Bank N.A.	12/21/16	(2,188)
AUD	135,844	USD	103,250	JPMorgan Chase Bank N.A.	12/21/16	(2,993)
AUD	165,625	USD	126,915	JPMorgan Chase Bank N.A.	12/21/16	(4,679)
AUD	184,068	USD	139,754	JPMorgan Chase Bank N.A.	12/21/16	(3,906)
AUD	227,097	USD	172,071	JPMorgan Chase Bank N.A.	12/21/16	(4,467)
AUD	281,580	USD	211,937	JPMorgan Chase Bank N.A.	12/21/16	(4,122)
AUD	409,709	USD	302,897	JPMorgan Chase Bank N.A.	12/21/16	(520)
AUD	416,926	USD	311,245	JPMorgan Chase Bank N.A.	12/21/16	(3,542)
AUD	472,486	USD	357,681	JPMorgan Chase Bank N.A.	12/21/16	(8,972)
AUD	474,552	USD	351,658	JPMorgan Chase Bank N.A.	12/21/16	(1,425)
AUD	481,549	USD	363,613	JPMorgan Chase Bank N.A.	12/21/16	(8,215)
AUD	551,792	USD	408,458	JPMorgan Chase Bank N.A.	12/21/16	(1,220)
AUD	939,402	USD	691,526	JPMorgan Chase Bank N.A.	12/21/16	1,781
AUD	1,330,062	USD	990,895	JPMorgan Chase Bank N.A.	12/21/16	(9,270)
CAD	88	USD	66	JPMorgan Chase Bank N.A.	12/21/16	—
CAD	382	USD	290	JPMorgan Chase Bank N.A.	12/21/16	(6)
CAD	8,026	USD	6,102	JPMorgan Chase Bank N.A.	12/21/16	(125)
CAD	8,794	USD	6,573	JPMorgan Chase Bank N.A.	12/21/16	(24)
CAD	21,317	USD	16,206	JPMorgan Chase Bank N.A.	12/21/16	(333)
CAD	23,773	USD	18,058	JPMorgan Chase Bank N.A.	12/21/16	(356)
CAD	49,375	USD	37,783	JPMorgan Chase Bank N.A.	12/21/16	(1,017)
CAD	50,722	USD	38,274	JPMorgan Chase Bank N.A.	12/21/16	(505)
CAD	57,222	USD	43,422	JPMorgan Chase Bank N.A.	12/21/16	(813)
CAD	61,149	USD	46,175	JPMorgan Chase Bank N.A.	12/21/16	(642)
CAD	82,122	USD	61,015	JPMorgan Chase Bank N.A.	12/21/16	135
CAD	93,525	USD	70,813	JPMorgan Chase Bank N.A.	12/21/16	(1,171)
CAD	110,862	USD	83,911	JPMorgan Chase Bank N.A.	12/21/16	(1,360)
CAD	111,656	USD	84,893	JPMorgan Chase Bank N.A.	12/21/16	(1,751)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	11

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	117,513	USD	86,952	JPMorgan Chase Bank N.A.	12/21/16	$551
CAD	120,011	USD	89,712	JPMorgan Chase Bank N.A.	12/21/16	(348)
CAD	151,386	USD	115,101	JPMorgan Chase Bank N.A.	12/21/16	(2,374)
CAD	161,922	USD	120,927	JPMorgan Chase Bank N.A.	12/21/16	(356)
CAD	163,124	USD	124,089	JPMorgan Chase Bank N.A.	12/21/16	(2,623)
CAD	168,492	USD	126,545	JPMorgan Chase Bank N.A.	12/21/16	(1,082)
CAD	196,014	USD	146,388	JPMorgan Chase Bank N.A.	12/21/16	(431)
CAD	206,353	USD	156,990	JPMorgan Chase Bank N.A.	12/21/16	(3,334)
CAD	220,736	USD	167,288	JPMorgan Chase Bank N.A.	12/21/16	(2,922)
CAD	220,949	USD	165,450	JPMorgan Chase Bank N.A.	12/21/16	(925)
CAD	288,785	USD	219,217	JPMorgan Chase Bank N.A.	12/21/16	(4,179)
CAD	477,261	USD	361,698	JPMorgan Chase Bank N.A.	12/21/16	(6,317)
CAD	603,504	USD	451,540	JPMorgan Chase Bank N.A.	12/21/16	(2,154)
CAD	628,876	USD	469,686	JPMorgan Chase Bank N.A.	12/21/16	(1,408)
CAD	646,134	USD	489,055	JPMorgan Chase Bank N.A.	12/21/16	(7,925)
CAD	689,834	USD	517,445	JPMorgan Chase Bank N.A.	12/21/16	(3,776)
CAD	872,495	USD	667,285	JPMorgan Chase Bank N.A.	12/21/16	(17,601)
CAD	991,633	USD	759,372	JPMorgan Chase Bank N.A.	12/21/16	(20,974)
CAD	1,018,955	USD	760,053	JPMorgan Chase Bank N.A.	12/21/16	(1,311)
CAD	1,045,804	USD	784,707	JPMorgan Chase Bank N.A.	12/21/16	(5,973)
CAD	1,743,950	USD	1,298,276	JPMorgan Chase Bank N.A.	12/21/16	317
CAD	3,558,590	USD	2,700,355	JPMorgan Chase Bank N.A.	12/21/16	(50,531)
EUR	3,157	USD	3,486	JPMorgan Chase Bank N.A.	12/21/16	(135)
EUR	4,951	USD	5,467	JPMorgan Chase Bank N.A.	12/21/16	(212)
EUR	20,990	USD	23,328	JPMorgan Chase Bank N.A.	12/21/16	(1,053)
EUR	36,175	USD	39,966	JPMorgan Chase Bank N.A.	12/21/16	(1,577)
EUR	39,272	USD	43,262	JPMorgan Chase Bank N.A.	12/21/16	(1,587)
EUR	46,303	USD	51,875	JPMorgan Chase Bank N.A.	12/21/16	(2,738)
EUR	56,632	USD	62,504	JPMorgan Chase Bank N.A.	12/21/16	(2,406)
EUR	59,126	USD	65,711	JPMorgan Chase Bank N.A.	12/21/16	(2,966)
EUR	201,486	USD	214,468	JPMorgan Chase Bank N.A.	12/21/16	(650)
EUR	256,860	USD	282,960	JPMorgan Chase Bank N.A.	12/21/16	(10,378)
EUR	323,136	USD	358,855	JPMorgan Chase Bank N.A.	12/21/16	(15,941)
EUR	333,064	USD	369,734	JPMorgan Chase Bank N.A.	12/21/16	(16,284)
EUR	375,501	USD	402,157	JPMorgan Chase Bank N.A.	12/21/16	(3,673)
EUR	827,221	USD	931,492	JPMorgan Chase Bank N.A.	12/21/16	(53,639)
EUR	883,085	USD	933,756	JPMorgan Chase Bank N.A.	12/21/16	3,380
EUR	1,147,516	USD	1,249,481	JPMorgan Chase Bank N.A.	12/21/16	(31,728)
EUR	1,225,063	USD	1,335,380	JPMorgan Chase Bank N.A.	12/21/16	(35,334)
EUR	1,772,578	USD	1,934,237	JPMorgan Chase Bank N.A.	12/21/16	(53,164)
GBP	635	USD	825	JPMorgan Chase Bank N.A.	12/21/16	(30)
GBP	1,007	USD	1,307	JPMorgan Chase Bank N.A.	12/21/16	(46)
GBP	2,708	USD	3,518	JPMorgan Chase Bank N.A.	12/21/16	(127)
GBP	5,410	USD	6,893	JPMorgan Chase Bank N.A.	12/21/16	(119)
GBP	14,879	USD	18,567	JPMorgan Chase Bank N.A.	12/21/16	63
GBP	15,028	USD	18,640	JPMorgan Chase Bank N.A.	12/21/16	177
GBP	22,053	USD	29,161	JPMorgan Chase Bank N.A.	12/21/16	(1,547)
GBP	38,425	USD	47,747	JPMorgan Chase Bank N.A.	12/21/16	367

12	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
GBP	42,645	USD	56,390	JPMorgan Chase Bank N.A.	12/21/16	$ (2,992)
GBP	63,128	USD	77,569	JPMorgan Chase Bank N.A.	12/21/16	1,477
GBP	77,429	USD	95,930	JPMorgan Chase Bank N.A.	12/21/16	1,023
GBP	82,678	USD	107,282	JPMorgan Chase Bank N.A.	12/21/16	(3,757)
GBP	86,819	USD	110,967	JPMorgan Chase Bank N.A.	12/21/16	(2,256)
GBP	115,631	USD	141,865	JPMorgan Chase Bank N.A.	12/21/16	2,922
GBP	137,589	USD	175,858	JPMorgan Chase Bank N.A.	12/21/16	(3,576)
GBP	151,513	USD	198,059	JPMorgan Chase Bank N.A.	12/21/16	(8,342)
GBP	174,370	USD	217,727	JPMorgan Chase Bank N.A.	12/21/16	611
GBP	189,334	USD	241,229	JPMorgan Chase Bank N.A.	12/21/16	(4,153)
GBP	205,773	USD	256,194	JPMorgan Chase Bank N.A.	12/21/16	1,465
GBP	207,207	USD	251,677	JPMorgan Chase Bank N.A.	12/21/16	7,778
GBP	231,464	USD	284,080	JPMorgan Chase Bank N.A.	12/21/16	5,748
GBP	253,568	USD	314,156	JPMorgan Chase Bank N.A.	12/21/16	3,350
GBP	280,324	USD	370,693	JPMorgan Chase Bank N.A.	12/21/16	(19,685)
GBP	367,354	USD	485,780	JPMorgan Chase Bank N.A.	12/21/16	(25,796)
GBP	480,699	USD	597,765	JPMorgan Chase Bank N.A.	12/21/16	4,143
JPY	51,933	USD	519	JPMorgan Chase Bank N.A.	12/21/16	(65)
JPY	70,688	USD	691	JPMorgan Chase Bank N.A.	12/21/16	(72)
JPY	116,434	USD	1,126	JPMorgan Chase Bank N.A.	12/21/16	(107)
JPY	647,842	USD	6,477	JPMorgan Chase Bank N.A.	12/21/16	(806)
JPY	1,270,056	USD	11,318	JPMorgan Chase Bank N.A.	12/21/16	(200)
JPY	3,261,173	USD	32,130	JPMorgan Chase Bank N.A.	12/21/16	(3,584)
JPY	4,176,397	USD	36,904	JPMorgan Chase Bank N.A.	12/21/16	(346)
JPY	5,466,812	USD	52,776	JPMorgan Chase Bank N.A.	12/21/16	(4,923)
JPY	7,321,494	USD	68,631	JPMorgan Chase Bank N.A.	12/21/16	(4,543)
JPY	8,278,972	USD	79,822	JPMorgan Chase Bank N.A.	12/21/16	(7,353)
JPY	8,651,030	USD	83,894	JPMorgan Chase Bank N.A.	12/21/16	(8,168)
JPY	8,763,951	USD	83,761	JPMorgan Chase Bank N.A.	12/21/16	(7,046)
JPY	8,877,516	USD	88,451	JPMorgan Chase Bank N.A.	12/21/16	(10,743)
JPY	8,883,713	USD	79,165	JPMorgan Chase Bank N.A.	12/21/16	(1,402)
JPY	12,113,965	USD	117,743	JPMorgan Chase Bank N.A.	12/21/16	(11,705)
JPY	14,594,480	USD	143,449	JPMorgan Chase Bank N.A.	12/21/16	(15,697)
JPY	17,554,798	USD	169,058	JPMorgan Chase Bank N.A.	12/21/16	(15,393)
JPY	19,115,088	USD	182,368	JPMorgan Chase Bank N.A.	12/21/16	(15,046)
JPY	19,993,054	USD	181,665	JPMorgan Chase Bank N.A.	12/21/16	(6,657)
JPY	20,449,514	USD	202,196	JPMorgan Chase Bank N.A.	12/21/16	(23,193)
JPY	21,371,176	USD	206,648	JPMorgan Chase Bank N.A.	12/21/16	(19,577)
JPY	21,440,618	USD	208,573	JPMorgan Chase Bank N.A.	12/21/16	(20,895)
JPY	21,486,242	USD	210,108	JPMorgan Chase Bank N.A.	12/21/16	(22,029)
JPY	22,231,080	USD	205,414	JPMorgan Chase Bank N.A.	12/21/16	(10,816)
JPY	22,495,801	USD	224,118	JPMorgan Chase Bank N.A.	12/21/16	(27,202)
JPY	22,952,024	USD	224,167	JPMorgan Chase Bank N.A.	12/21/16	(23,258)
JPY	24,377,066	USD	242,976	JPMorgan Chase Bank N.A.	12/21/16	(29,593)
JPY	29,094,553	USD	289,997	JPMorgan Chase Bank N.A.	12/21/16	(35,320)
JPY	32,579,491	USD	311,604	JPMorgan Chase Bank N.A.	12/21/16	(26,421)
JPY	34,495,365	USD	339,859	JPMorgan Chase Bank N.A.	12/21/16	(37,906)
JPY	37,189,105	USD	363,217	JPMorgan Chase Bank N.A.	12/21/16	(37,685)

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	13

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	37,226,864	USD	355,792	JPMorgan Chase Bank N.A.	12/21/16	$(29,929)
JPY	41,685,407	USD	402,800	JPMorgan Chase Bank N.A.	12/21/16	(37,910)
JPY	49,195,197	USD	468,024	JPMorgan Chase Bank N.A.	12/21/16	(37,397)
JPY	54,332,433	USD	502,029	JPMorgan Chase Bank N.A.	12/21/16	(26,434)
JPY	64,287,977	USD	586,818	JPMorgan Chase Bank N.A.	12/21/16	(24,078)
JPY	66,709,374	USD	639,259	JPMorgan Chase Bank N.A.	12/21/16	(55,323)
JPY	79,204,107	USD	701,094	JPMorgan Chase Bank N.A.	12/21/16	(7,787)
NOK	6,757	USD	788	JPMorgan Chase Bank N.A.	12/21/16	5
NOK	14,331	USD	1,706	JPMorgan Chase Bank N.A.	12/21/16	(22)
NOK	16,848	USD	2,100	JPMorgan Chase Bank N.A.	12/21/16	(121)
NOK	27,502	USD	3,358	JPMorgan Chase Bank N.A.	12/21/16	(128)
NOK	88,707	USD	10,705	JPMorgan Chase Bank N.A.	12/21/16	(284)
NOK	113,141	USD	13,239	JPMorgan Chase Bank N.A.	12/21/16	52
NOK	128,929	USD	15,037	JPMorgan Chase Bank N.A.	12/21/16	109
NOK	190,529	USD	23,296	JPMorgan Chase Bank N.A.	12/21/16	(914)
NOK	767,909	USD	92,757	JPMorgan Chase Bank N.A.	12/21/16	(2,549)
NOK	957,195	USD	116,812	JPMorgan Chase Bank N.A.	12/21/16	(4,367)
NOK	1,022,163	USD	124,477	JPMorgan Chase Bank N.A.	12/21/16	(4,401)
NOK	1,464,710	USD	178,200	JPMorgan Chase Bank N.A.	12/21/16	(6,136)
NOK	2,617,645	USD	317,031	JPMorgan Chase Bank N.A.	12/21/16	(9,529)
NOK	2,905,717	USD	362,149	JPMorgan Chase Bank N.A.	12/21/16	(20,806)
NOK	3,059,873	USD	368,859	JPMorgan Chase Bank N.A.	12/21/16	(9,407)
NOK	3,923,607	USD	475,200	JPMorgan Chase Bank N.A.	12/21/16	(14,283)
NOK	4,952,722	USD	602,642	JPMorgan Chase Bank N.A.	12/21/16	(20,832)
NOK	5,665,849	USD	683,872	JPMorgan Chase Bank N.A.	12/21/16	(18,290)
NOK	6,574,664	USD	782,659	JPMorgan Chase Bank N.A.	12/21/16	(10,315)
NZD	436	USD	318	JPMorgan Chase Bank N.A.	12/21/16	(10)
NZD	7,629	USD	5,370	JPMorgan Chase Bank N.A.	12/21/16	29
NZD	9,624	USD	6,854	JPMorgan Chase Bank N.A.	12/21/16	(44)
NZD	27,453	USD	19,875	JPMorgan Chase Bank N.A.	12/21/16	(447)
NZD	34,924	USD	25,045	JPMorgan Chase Bank N.A.	12/21/16	(330)
NZD	37,838	USD	26,711	JPMorgan Chase Bank N.A.	12/21/16	67
NZD	43,558	USD	31,708	JPMorgan Chase Bank N.A.	12/21/16	(883)
NZD	74,486	USD	52,119	JPMorgan Chase Bank N.A.	12/21/16	594
NZD	132,480	USD	94,785	JPMorgan Chase Bank N.A.	12/21/16	(1,032)
NZD	259,543	USD	182,334	JPMorgan Chase Bank N.A.	12/21/16	1,339
NZD	683,553	USD	494,626	JPMorgan Chase Bank N.A.	12/21/16	(10,890)
NZD	5,047,862	USD	3,658,983	JPMorgan Chase Bank N.A.	12/21/16	(86,722)
SEK	836	USD	94	JPMorgan Chase Bank N.A.	12/21/16	(3)
SEK	1,336	USD	150	JPMorgan Chase Bank N.A.	12/21/16	(5)
SEK	1,486	USD	161	JPMorgan Chase Bank N.A.	12/21/16	—
SEK	3,201	USD	350	JPMorgan Chase Bank N.A.	12/21/16	(2)
SEK	3,404	USD	398	JPMorgan Chase Bank N.A.	12/21/16	(28)
SEK	144,021	USD	16,183	JPMorgan Chase Bank N.A.	12/21/16	(544)
SEK	230,176	USD	25,883	JPMorgan Chase Bank N.A.	12/21/16	(888)
SEK	301,130	USD	32,594	JPMorgan Chase Bank N.A.	12/21/16	106
SEK	586,343	USD	68,546	JPMorgan Chase Bank N.A.	12/21/16	(4,874)
SEK	648,773	USD	70,907	JPMorgan Chase Bank N.A.	12/21/16	(455)

14	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	42	AUD	55	JPMorgan Chase Bank N.A.	12/21/16	$ 2
USD	1,868	AUD	2,467	JPMorgan Chase Bank N.A.	12/21/16	47
USD	7,644	AUD	10,031	JPMorgan Chase Bank N.A.	12/21/16	241
USD	14,559	AUD	19,212	JPMorgan Chase Bank N.A.	12/21/16	380
USD	44,431	AUD	59,348	JPMorgan Chase Bank N.A.	12/21/16	630
USD	46,582	AUD	61,535	JPMorgan Chase Bank N.A.	12/21/16	1,168
USD	54,436	AUD	72,229	JPMorgan Chase Bank N.A.	12/21/16	1,129
USD	131,694	AUD	173,327	JPMorgan Chase Bank N.A.	12/21/16	3,773
USD	135,028	AUD	176,168	JPMorgan Chase Bank N.A.	12/21/16	5,011
USD	240,414	AUD	314,538	JPMorgan Chase Bank N.A.	12/21/16	8,276
USD	535,051	AUD	710,701	JPMorgan Chase Bank N.A.	12/21/16	10,533
USD	628,389	AUD	819,207	JPMorgan Chase Bank N.A.	12/21/16	23,790
USD	629,142	AUD	820,360	JPMorgan Chase Bank N.A.	12/21/16	23,692
USD	965,482	AUD	1,259,105	JPMorgan Chase Bank N.A.	12/21/16	36,225
USD	1,088,114	AUD	1,418,411	JPMorgan Chase Bank N.A.	12/21/16	41,285
USD	3,501	CAD	4,720	JPMorgan Chase Bank N.A.	12/21/16	(13)
USD	7,832	CAD	10,403	JPMorgan Chase Bank N.A.	12/21/16	86
USD	17,267	CAD	23,370	JPMorgan Chase Bank N.A.	12/21/16	(135)
USD	21,510	CAD	28,824	JPMorgan Chase Bank N.A.	12/21/16	47
USD	52,264	CAD	70,535	JPMorgan Chase Bank N.A.	12/21/16	(259)
USD	75,153	CAD	100,365	JPMorgan Chase Bank N.A.	12/21/16	418
USD	97,487	CAD	131,124	JPMorgan Chase Bank N.A.	12/21/16	(151)
USD	104,732	CAD	142,027	JPMorgan Chase Bank N.A.	12/21/16	(1,025)
USD	116,584	CAD	151,897	JPMorgan Chase Bank N.A.	12/21/16	3,477
USD	155,105	CAD	209,927	JPMorgan Chase Bank N.A.	12/21/16	(1,213)
USD	186,334	CAD	246,600	JPMorgan Chase Bank N.A.	12/21/16	2,709
USD	189,410	CAD	249,686	JPMorgan Chase Bank N.A.	12/21/16	3,487
USD	198,620	CAD	262,859	JPMorgan Chase Bank N.A.	12/21/16	2,887
USD	260,810	CAD	349,492	JPMorgan Chase Bank N.A.	12/21/16	569
USD	311,679	CAD	416,807	JPMorgan Chase Bank N.A.	12/21/16	1,313
USD	354,354	CAD	478,028	JPMorgan Chase Bank N.A.	12/21/16	(1,598)
USD	375,583	CAD	495,999	JPMorgan Chase Bank N.A.	12/21/16	6,249
USD	460,134	CAD	604,837	JPMorgan Chase Bank N.A.	12/21/16	9,756
USD	600,150	CAD	807,662	JPMorgan Chase Bank N.A.	12/21/16	(1,257)
USD	676,446	CAD	909,315	JPMorgan Chase Bank N.A.	12/21/16	(655)
USD	683,485	CAD	922,434	JPMorgan Chase Bank N.A.	12/21/16	(3,384)
USD	728,675	CAD	982,323	JPMorgan Chase Bank N.A.	12/21/16	(2,789)
USD	765,138	CAD	1,032,449	JPMorgan Chase Bank N.A.	12/21/16	(3,652)
USD	727	EUR	683	JPMorgan Chase Bank N.A.	12/21/16	2
USD	963	EUR	869	JPMorgan Chase Bank N.A.	12/21/16	41
USD	7,823	EUR	6,982	JPMorgan Chase Bank N.A.	12/21/16	413
USD	9,529	EUR	8,505	JPMorgan Chase Bank N.A.	12/21/16	504
USD	14,820	EUR	13,127	JPMorgan Chase Bank N.A.	12/21/16	889
USD	17,431	EUR	16,144	JPMorgan Chase Bank N.A.	12/21/16	299
USD	17,458	EUR	15,991	JPMorgan Chase Bank N.A.	12/21/16	488
USD	24,994	EUR	22,839	JPMorgan Chase Bank N.A.	12/21/16	757
USD	34,063	EUR	32,099	JPMorgan Chase Bank N.A.	12/21/16	(1)
USD	46,266	EUR	41,107	JPMorgan Chase Bank N.A.	12/21/16	2,642

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	15

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	63,898	EUR	58,605	JPMorgan Chase Bank N.A.	12/21/16	$ 1,706
USD	67,971	EUR	61,341	JPMorgan Chase Bank N.A.	12/21/16	2,875
USD	74,095	EUR	67,244	JPMorgan Chase Bank N.A.	12/21/16	2,735
USD	84,623	EUR	75,138	JPMorgan Chase Bank N.A.	12/21/16	4,886
USD	105,437	EUR	99,359	JPMorgan Chase Bank N.A.	12/21/16	(3)
USD	129,679	EUR	114,923	JPMorgan Chase Bank N.A.	12/21/16	7,722
USD	132,605	EUR	117,696	JPMorgan Chase Bank N.A.	12/21/16	7,705
USD	139,647	EUR	123,726	JPMorgan Chase Bank N.A.	12/21/16	8,348
USD	144,880	EUR	136,746	JPMorgan Chase Bank N.A.	12/21/16	(236)
USD	151,041	EUR	137,991	JPMorgan Chase Bank N.A.	12/21/16	4,604
USD	171,434	EUR	151,889	JPMorgan Chase Bank N.A.	12/21/16	10,248
USD	173,468	EUR	163,568	JPMorgan Chase Bank N.A.	12/21/16	(112)
USD	222,051	EUR	197,251	JPMorgan Chase Bank N.A.	12/21/16	12,727
USD	225,065	EUR	209,446	JPMorgan Chase Bank N.A.	12/21/16	2,799
USD	235,366	EUR	222,152	JPMorgan Chase Bank N.A.	12/21/16	(383)
USD	253,050	EUR	224,835	JPMorgan Chase Bank N.A.	12/21/16	14,453
USD	259,022	EUR	229,988	JPMorgan Chase Bank N.A.	12/21/16	14,957
USD	282,191	EUR	252,238	JPMorgan Chase Bank N.A.	12/21/16	14,514
USD	283,711	EUR	253,361	JPMorgan Chase Bank N.A.	12/21/16	14,842
USD	286,272	EUR	253,893	JPMorgan Chase Bank N.A.	12/21/16	16,839
USD	334,476	EUR	296,269	JPMorgan Chase Bank N.A.	12/21/16	20,073
USD	406,095	EUR	381,652	JPMorgan Chase Bank N.A.	12/21/16	1,083
USD	443,039	EUR	402,781	JPMorgan Chase Bank N.A.	12/21/16	15,605
USD	558,075	EUR	517,934	JPMorgan Chase Bank N.A.	12/21/16	8,439
USD	564,803	EUR	508,921	JPMorgan Chase Bank N.A.	12/21/16	24,732
USD	596,476	EUR	543,377	JPMorgan Chase Bank N.A.	12/21/16	19,840
USD	715,193	EUR	663,751	JPMorgan Chase Bank N.A.	12/21/16	10,815
USD	793,147	EUR	710,120	JPMorgan Chase Bank N.A.	12/21/16	39,562
USD	795,328	EUR	705,837	JPMorgan Chase Bank N.A.	12/21/16	46,288
USD	840,504	EUR	756,117	JPMorgan Chase Bank N.A.	12/21/16	38,107
USD	918,038	EUR	833,739	JPMorgan Chase Bank N.A.	12/21/16	33,268
USD	1,027,544	EUR	925,110	JPMorgan Chase Bank N.A.	12/21/16	45,810
USD	1,310,566	EUR	1,189,385	JPMorgan Chase Bank N.A.	12/21/16	48,381
USD	1,126	GBP	865	JPMorgan Chase Bank N.A.	12/21/16	43
USD	3,025	GBP	2,475	JPMorgan Chase Bank N.A.	12/21/16	(74)
USD	3,382	GBP	2,594	JPMorgan Chase Bank N.A.	12/21/16	134
USD	5,259	GBP	3,966	JPMorgan Chase Bank N.A.	12/21/16	293
USD	5,894	GBP	4,527	JPMorgan Chase Bank N.A.	12/21/16	225
USD	9,984	GBP	8,109	JPMorgan Chase Bank N.A.	12/21/16	(170)
USD	12,818	GBP	10,487	JPMorgan Chase Bank N.A.	12/21/16	(314)
USD	13,606	GBP	10,697	JPMorgan Chase Bank N.A.	12/21/16	211
USD	15,135	GBP	12,360	JPMorgan Chase Bank N.A.	12/21/16	(341)
USD	42,016	GBP	33,953	JPMorgan Chase Bank N.A.	12/21/16	(499)
USD	46,467	GBP	35,763	JPMorgan Chase Bank N.A.	12/21/16	1,686
USD	48,156	GBP	38,655	JPMorgan Chase Bank N.A.	12/21/16	(246)
USD	51,759	GBP	42,519	JPMorgan Chase Bank N.A.	12/21/16	(1,481)
USD	53,285	GBP	43,500	JPMorgan Chase Bank N.A.	12/21/16	(1,184)
USD	56,364	GBP	45,436	JPMorgan Chase Bank N.A.	12/21/16	(529)

16	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	72,143	GBP	58,001	JPMorgan Chase Bank N.A.	12/21/16	$ (483)
USD	72,192	GBP	57,949	JPMorgan Chase Bank N.A.	12/21/16	(369)
USD	82,321	GBP	63,371	JPMorgan Chase Bank N.A.	12/21/16	2,971
USD	85,536	GBP	68,749	JPMorgan Chase Bank N.A.	12/21/16	(548)
USD	86,171	GBP	66,335	JPMorgan Chase Bank N.A.	12/21/16	3,110
USD	101,434	GBP	82,671	JPMorgan Chase Bank N.A.	12/21/16	(2,082)
USD	102,508	GBP	78,663	JPMorgan Chase Bank N.A.	12/21/16	4,010
USD	128,748	GBP	97,625	JPMorgan Chase Bank N.A.	12/21/16	6,506
USD	138,477	GBP	111,171	JPMorgan Chase Bank N.A.	12/21/16	(726)
USD	139,345	GBP	112,251	JPMorgan Chase Bank N.A.	12/21/16	(1,210)
USD	151,719	GBP	124,193	JPMorgan Chase Bank N.A.	12/21/16	(3,789)
USD	180,541	GBP	146,855	JPMorgan Chase Bank N.A.	12/21/16	(3,344)
USD	228,487	GBP	183,807	JPMorgan Chase Bank N.A.	12/21/16	(1,667)
USD	231,145	GBP	186,047	JPMorgan Chase Bank N.A.	12/21/16	(1,815)
USD	232,292	GBP	186,366	JPMorgan Chase Bank N.A.	12/21/16	(1,067)
USD	309,816	GBP	249,576	JPMorgan Chase Bank N.A.	12/21/16	(2,691)
USD	317,343	GBP	246,023	JPMorgan Chase Bank N.A.	12/21/16	9,284
USD	398,629	GBP	321,344	JPMorgan Chase Bank N.A.	12/21/16	(3,743)
USD	409,021	GBP	326,381	JPMorgan Chase Bank N.A.	12/21/16	342
USD	525,526	GBP	420,571	JPMorgan Chase Bank N.A.	12/21/16	(1,093)
USD	939,055	GBP	743,758	JPMorgan Chase Bank N.A.	12/21/16	7,757
USD	2,613	JPY	271,778	JPMorgan Chase Bank N.A.	12/21/16	234
USD	3,783	JPY	396,582	JPMorgan Chase Bank N.A.	12/21/16	312
USD	10,178	JPY	1,130,187	JPMorgan Chase Bank N.A.	12/21/16	285
USD	10,559	JPY	1,067,416	JPMorgan Chase Bank N.A.	12/21/16	1,216
USD	11,372	JPY	1,149,630	JPMorgan Chase Bank N.A.	12/21/16	1,309
USD	15,298	JPY	1,728,414	JPMorgan Chase Bank N.A.	12/21/16	168
USD	37,996	JPY	4,032,154	JPMorgan Chase Bank N.A.	12/21/16	2,701
USD	56,993	JPY	5,748,459	JPMorgan Chase Bank N.A.	12/21/16	6,675
USD	63,806	JPY	6,946,087	JPMorgan Chase Bank N.A.	12/21/16	3,004
USD	100,228	JPY	10,425,901	JPMorgan Chase Bank N.A.	12/21/16	8,966
USD	114,237	JPY	11,788,739	JPMorgan Chase Bank N.A.	12/21/16	11,046
USD	116,821	JPY	12,074,868	JPMorgan Chase Bank N.A.	12/21/16	11,125
USD	134,655	JPY	13,606,348	JPMorgan Chase Bank N.A.	12/21/16	15,553
USD	137,931	JPY	13,990,399	JPMorgan Chase Bank N.A.	12/21/16	15,468
USD	139,964	JPY	15,461,352	JPMorgan Chase Bank N.A.	12/21/16	4,624
USD	141,769	JPY	15,044,527	JPMorgan Chase Bank N.A.	12/21/16	10,078
USD	142,240	JPY	14,821,658	JPMorgan Chase Bank N.A.	12/21/16	12,499
USD	153,463	JPY	15,976,431	JPMorgan Chase Bank N.A.	12/21/16	13,615
USD	171,862	JPY	17,790,844	JPMorgan Chase Bank N.A.	12/21/16	16,131
USD	196,750	JPY	21,734,336	JPMorgan Chase Bank N.A.	12/21/16	6,500
USD	201,849	JPY	20,473,558	JPMorgan Chase Bank N.A.	12/21/16	22,635
USD	205,847	JPY	21,212,829	JPMorgan Chase Bank N.A.	12/21/16	20,162
USD	206,655	JPY	20,678,524	JPMorgan Chase Bank N.A.	12/21/16	25,647
USD	211,680	JPY	22,798,302	JPMorgan Chase Bank N.A.	12/21/16	12,117
USD	215,898	JPY	22,248,578	JPMorgan Chase Bank N.A.	12/21/16	21,147
USD	309,311	JPY	31,817,577	JPMorgan Chase Bank N.A.	12/21/16	30,798
USD	324,625	JPY	33,631,690	JPMorgan Chase Bank N.A.	12/21/16	30,233

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	17

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	361,257	JPY	40,113,933	JPMorgan Chase Bank N.A.	12/21/16	$ 10,123
USD	1,013,878	JPY	112,230,276	JPMorgan Chase Bank N.A.	12/21/16	31,479
USD	56	NOK	470	JPMorgan Chase Bank N.A.	12/21/16	—
USD	195	NOK	1,605	JPMorgan Chase Bank N.A.	12/21/16	7
USD	4,500	NOK	36,403	JPMorgan Chase Bank N.A.	12/21/16	223
USD	8,024	NOK	68,968	JPMorgan Chase Bank N.A.	12/21/16	(78)
USD	15,285	NOK	123,013	JPMorgan Chase Bank N.A.	12/21/16	834
USD	15,562	NOK	131,684	JPMorgan Chase Bank N.A.	12/21/16	93
USD	24,101	NOK	195,172	JPMorgan Chase Bank N.A.	12/21/16	1,174
USD	3,320,056	NOK	27,414,281	JPMorgan Chase Bank N.A.	12/21/16	99,625
USD	7,194	NZD	10,162	JPMorgan Chase Bank N.A.	12/21/16	3
USD	12,341	NZD	17,244	JPMorgan Chase Bank N.A.	12/21/16	138
USD	22,581	NZD	31,868	JPMorgan Chase Bank N.A.	12/21/16	29
USD	46,196	NZD	65,154	JPMorgan Chase Bank N.A.	12/21/16	88
USD	75,666	NZD	103,950	JPMorgan Chase Bank N.A.	12/21/16	2,103
USD	80,365	NZD	110,066	JPMorgan Chase Bank N.A.	12/21/16	2,473
USD	175,497	NZD	245,938	JPMorgan Chase Bank N.A.	12/21/16	1,452
USD	205,989	NZD	288,419	JPMorgan Chase Bank N.A.	12/21/16	1,881
USD	232,610	NZD	326,090	JPMorgan Chase Bank N.A.	12/21/16	1,843
USD	262,898	NZD	368,616	JPMorgan Chase Bank N.A.	12/21/16	2,036
USD	302,841	NZD	420,227	JPMorgan Chase Bank N.A.	12/21/16	5,455
USD	430,223	NZD	589,957	JPMorgan Chase Bank N.A.	12/21/16	12,723
USD	536,356	NZD	750,365	JPMorgan Chase Bank N.A.	12/21/16	5,339
USD	862,395	NZD	1,180,930	JPMorgan Chase Bank N.A.	12/21/16	26,677
USD	9	SEK	78	JPMorgan Chase Bank N.A.	12/21/16	—
USD	34	SEK	297	JPMorgan Chase Bank N.A.	12/21/16	2
USD	54	SEK	461	JPMorgan Chase Bank N.A.	12/21/16	4
USD	99	SEK	849	JPMorgan Chase Bank N.A.	12/21/16	7
USD	158	SEK	1,347	JPMorgan Chase Bank N.A.	12/21/16	12
USD	334	SEK	3,079	JPMorgan Chase Bank N.A.	12/21/16	—
USD	384	SEK	3,485	JPMorgan Chase Bank N.A.	12/21/16	5
USD	479	SEK	4,098	JPMorgan Chase Bank N.A.	12/21/16	34
USD	1,493	SEK	13,433	JPMorgan Chase Bank N.A.	12/21/16	35
USD	5,942	SEK	51,265	JPMorgan Chase Bank N.A.	12/21/16	375
USD	9,373	SEK	79,355	JPMorgan Chase Bank N.A.	12/21/16	755
USD	17,028	SEK	146,247	JPMorgan Chase Bank N.A.	12/21/16	1,147
USD	18,021	SEK	152,449	JPMorgan Chase Bank N.A.	12/21/16	1,466
USD	23,965	SEK	215,132	JPMorgan Chase Bank N.A.	12/21/16	603
USD	27,242	SEK	232,039	JPMorgan Chase Bank N.A.	12/21/16	2,044
USD	67,714	SEK	624,081	JPMorgan Chase Bank N.A.	12/21/16	(56)
USD	77,769	SEK	706,423	JPMorgan Chase Bank N.A.	12/21/16	1,058
USD	82,561	SEK	705,759	JPMorgan Chase Bank N.A.	12/21/16	5,921
USD	496,051	SEK	4,473,417	JPMorgan Chase Bank N.A.	12/21/16	10,275
USD	3,103,938	SEK	26,257,971	JPMorgan Chase Bank N.A.	12/21/16	252,541
USD	190,840	CHF	193,750	JPMorgan Chase Bank N.A.	12/22/16	(78)
USD	158,942	DKK	1,111,931	JPMorgan Chase Bank N.A.	12/22/16	339
USD	60,202	EUR	56,502	JPMorgan Chase Bank N.A.	12/22/16	241
USD	1,372,857	EUR	1,290,775	JPMorgan Chase Bank N.A.	12/22/16	2,992

18	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,846	GBP	1,481	JPMorgan Chase Bank N.A.	12/22/16	$ (8)
USD	339,506	SEK	3,113,146	JPMorgan Chase Bank N.A.	12/22/16	1,420
USD	2,408,450	EUR	2,141,400	Bank of America N.A.	1/06/17	133,975
USD	21,843	EUR	20,000	Bank of America N.A.	1/25/17	581
Total						$326,841

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Honeywell International, Inc.	Call	12/16/16	USD	120.00	1	$15
iPath S&P 500 VIX Short-Term Futures ETN	Call	12/16/16	USD	26.00	24	6,000
CBOE Volatility Index	Call	12/21/16	USD	30.00	37	277
Kinross Gold Corp.	Call	1/20/17	USD	7.00	160	160
Linn Energy LLC	Call	1/20/17	USD	4.00	235	1,175
Monsanto Co.	Call	1/20/17	USD	115.00	36	504
SPDR DJ Euro STOXX 50 ETF	Call	1/20/17	USD	35.00	213	1,065
iPath S&P 500 VIX Short Term Futures TM ETN[1]	Call	3/17/17	USD	27.00	74	32,745
iShares Barclays 20+ Year Treasury Bond ETF	Call	3/17/17	USD	124.00	46	9,338
iShares Edge MSCI Minimum Volatility USA ETF	Call	3/17/17	USD	48.00	120	600
iShares MSCI Emerging Markets Index ETF	Call	3/17/17	USD	34.00	61	13,603
Deutsche Bank AG	Call	4/21/17	USD	18.00	83	6,433
iShares FTSE/Xinhua China 25 Index ETF	Call	6/16/17	USD	37.00	74	18,981
Linn Energy LLC	Call	1/19/18	USD	3.00	49	245
SPDR DJ Euro STOXX 50 ETF	Call	1/19/18	USD	32.00	109	19,620
SPDR S&P 500 ETF Trust	Put	12/30/16	USD	180.00	21	137
Alibaba Group Holding Ltd.	Put	1/20/17	USD	105.00	32	36,640
Bunge Ltd.	Put	1/20/17	USD	35.00	20	100
Electronic Arts, Inc.	Put	1/20/17	USD	77.50	36	8,316
iShares MSCI Brazil Index ETF	Put	1/20/17	USD	23.00	37	111
iShares U.S. Real Estate ETF	Put	1/20/17	USD	65.00	25	637
Seadrill Ltd.	Put	1/20/17	USD	5.00	500	120,000
Seadrill Ltd.	Put	1/20/17	USD	8.00	100	52,000
SPDR S&P 500 ETF Trust	Put	1/20/17	USD	210.00	150	21,825
Vipshop Holdings Ltd. — ADR	Put	1/20/17	USD	6.00	134	670
DISH Network Corp.	Put	3/17/17	USD	30.00	36	180
iPath S&P 500 VIX Short Term Futures TM ETN[1]	Put	3/17/17	USD	7.00	375	26,625
iShares Barclays 20+ Year Treasury Bond ETF	Put	3/17/17	USD	122.00	46	24,725
iShares MSCI Emerging Markets Index ETF	Put	3/17/17	USD	34.00	61	6,741
SunPower Corp.	Put	3/17/17	USD	7.00	85	9,945
Advanced Micro Devices, Inc.	Put	4/21/17	USD	4.00	100	700
iShares FTSE/Xinhua China 25 Index ETF	Put	6/16/17	USD	36.00	74	15,096
SPDR DJ Euro STOXX 50 ETF	Put	1/19/18	USD	31.00	109	27,250
Total						$462,459

[1]	All or a portion of security is held by a wholly-owned subsidiary.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	19

Consolidated Schedule of Investments (continued)

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Whiting Petroleum Corp.	Call	12/02/16	USD	9.50	2	$(575)
Honeywell International, Inc.	Call	12/16/16	USD	120.00	1	(16)
Alibaba Group Holding Ltd.	Call	1/20/17	USD	110.00	30	(630)
VMware, Inc.	Call	1/20/17	USD	77.50	13	(5,980)
Centennial Resource Development, Inc.	Call	4/21/17	USD	15.00	10	(4,200)
Whiting Petroleum Corp.	Put	12/02/16	USD	9.00	2	(69)
SPDR S&P 500 ETF Trust	Put	1/20/17	USD	200.00	150	(9,000)
Centennial Resource Development, Inc.	Put	4/21/17	USD	12.50	10	(450)
Total						$(20,920)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.IG Series 22 Version 1	1.00%	6/20/19	USD	1,300	$ (11,327)
CDX.NA.IG Series 23 Version 1	1.00%	12/20/19	USD	10,000	(66,500)
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	USD	2,000	(30,291)
Total					$(108,118)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
1.76%[1]	3-month LIBOR	3/12/20	USD	3,000	$(27,082)
2.02%[1]	3-month LIBOR	3/12/22	USD	2,000	(25,233)
2.33%[1]	3-month LIBOR	7/30/25	USD	450	(10,954)
Total					$(63,269)

[1]	Fund pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Rallye SA	5.00%	Barclays Bank PLC	12/20/17	EUR	24	$(615)	$ 1,321	$ (1,936)
Telefonica SA	1.00%	Barclays Bank PLC	9/20/19	EUR	400	(3,852)	168	(4,020)
Windstream Corp.	5.00%	Morgan Stanley & Co. International PLC	9/20/19	USD	550	(36,295)	(33,341)	(2,954)
Telefonica SA	1.00%	Barclays Bank PLC	12/20/19	EUR	750	(6,586)	2,470	(9,056)
Telefonica SA	1.00%	Barclays Bank PLC	3/20/20	EUR	500	(3,191)	(3,083)	(108)
Rallye SA	5.00%	JPMorgan Chase Bank N.A.	6/20/20	EUR	225	18,948	(19,887)	38,835
Windstream Corp.	5.00%	Bank of America N.A.	6/20/20	USD	100	(4,093)	(1,115)	(2,978)
Federative Republic of Brazil	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	300	10,564	19,454	(8,890)
ArcelorMittal	1.00%	Barclays Bank PLC	12/20/20	EUR	108	5,858	16,158	(10,300)
Casino Guichard Perrachon SA	1.00%	JPMorgan Chase Bank N.A.	12/20/20	EUR	118	5,895	7,748	(1,853)
Neiman Marcus Group, Inc.	5.00%	Barclays Bank PLC	12/20/20	USD	28	(1,887)	302	(2,189)
Xerox Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	285	371	8,541	(8,170)
Alcoa, Inc.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	200	(26,358)	11,397	(37,755)
Boyd Gaming Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	38	(4,592)	(2,620)	(1,972)
Neiman Marcus Group, Inc.	5.00%	Morgan Stanley & Co. International PLC	12/20/20	USD	38	(2,562)	420	(2,982)
Telecom Italia SpA	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	279	16,654	16,488	166
ITOCHU Corp.	1.00%	Barclays Bank PLC	6/20/21	JPY	10,000	(2,828)	(1,947)	(881)

20	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iStar, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	160	$ (7,143)	$ (1,073)	$ (6,070)
Teck Resources Ltd.	5.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	46	(6,148)	11,117	(17,265)
Stena Line Sweden AB	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	200	24,676	24,110	566
R. R. Donnelley & Sons Co.	5.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	51	(3,101)	(2,354)	(747)
Windstream Corp.	5.00%	JPMorgan Chase Bank N.A.	12/20/21	USD	31	1,053	1,855	(802)
Total						$(25,232)	$56,129	$(81,361)

      OTC Credit Default Swaps — Sell Protection

Issuer	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation
Caterpillar, Inc.	0.62%	Morgan Stanley & Co. LLC	12/20/21	A	USD	200	$246	$(3,901)	$4,147

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

      OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)/ Contract Amount	Value	Premiums Received	Unrealized Appreciation (Depreciation)
Nortel Networks Corp.	3-month LIBOR plus 1.50%[1]	Deutsche Bank AG	5/15/17	USD 1,200	$ (3,889)	—	$ (3,889)
Nortel Networks Ltd.	3-month LIBOR plus 1.50%[1]	Deutsche Bank AG	5/15/17	USD 2,500	(31,923)	—	(31,923)
FTSE 250 Index GBP	6-month GBP LIBOR[2]	Morgan Stanley & Co. International PLC	12/31/49	GBP 7[3]	(2,473)	—	(2,473)
FTSE 350 Mining Index	6-month GBP LIBOR[2]	Morgan Stanley & Co. International PLC	12/31/49	GBP 22[3]	(45,131)	$(14)	(45,117)
STOXX Europe 600 Automobiles & Parts	EUR Overnight Index Average[2]	Morgan Stanley & Co. International PLC	12/31/49	EUR 148[3]	374	—	374
STOXX Europe 600 Index EUR	3-month EURIBOR[2]	Morgan Stanley & Co. International PLC	12/31/49	EUR 1,341[3]	5,358	—	5,358
STOXX Europe 600 Retail Index	3-month EURIBOR[2]	Morgan Stanley & Co. International PLC	12/31/49	EUR 79[3]	(747)	—	(747)
Total					$(78,431)	$(14)	$(78,417)

[1]	Fund receives the total return of the reference entity and pays the floating rate. Net payment made at termination.

[2]	Fund pays the total return of the reference entity and receives the floating rate.

[3]	Contract amount shown.

Reference Entity[1]	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation		Net Value of Reference Entities
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	5/09/18-11/16/18	USD 532,924	$11,526	[2]	$548,155

[1]

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-1238 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Copenhagen Interbank Offered Rate 1 Week
Euro Overnight Index Average
Sterling Overnight Index Average
Stockholm Interbank Offered Rate 1 Week
U.S. Federal Funds Rate

[2]	Amount includes $(3,705) of net dividends.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	21

Consolidated Schedule of Investments (continued)

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. International PLC, as of period end, expiration dates 5/09/18-11/16/18:

	Shares	Value
Reference Entity — Long
Bayerische Motoren Werke AG	801	$68,152
BHP Billiton PLC	12,475	205,387
Micro Focus International PLC	8,788	232,039
Plains All American Pipeline LP	4,441	146,331
Renault SA	2,997	235,252
Rio Tinto PLC	3,570	134,700
South32 Ltd.	118,547	241,827
Syngenta AG	394	150,773
UNITE Group PLC	33,994	237,775
Vinci SA	8,530	552,443
Yahoo!, Inc.	5,051	207,192
Total Reference Entity — Long		2,411,871

	Shares	Value
Reference Entity — Short
Abertis Infraestructuras SA	(1,640)	$ (21,881)
Aena SA	(1,153)	(152,695)
Alcoa Corp.	(2,394)	(69,354)
Alibaba Group Holding Ltd. — ADR	(1,400)	(131,628)
Anheuser-Busch InBev SA	(1,445)	(150,148)
Assa Abloy AB, Class B	(2,885)	(54,512)
Atlas Copco AB, Class A	(1,774)	(53,700)
B&M European Value Retail SA	(14,988)	(46,698)
BHP Billiton PLC — ADR	(14,886)	(558,820)
Distribuidora Internacional de Alimentacion SA	(2,772)	(12,646)
Kimberly-Clark Corp.	(877)	(101,390)
Momo, Inc. — ADR	(894)	(19,243)
Nissan Motor Co. Ltd.	(9,998)	(94,490)
Patterson-UTI Energy, Inc.	(3,121)	(83,237)
Salvatore Ferragamo SpA	(782)	(16,806)
SKF AB	(3,082)	(55,457)
Snam SpA	(10,330)	(39,980)
Tallgrass Energy Partners LP	(1,700)	(79,628)
Teck Resources Ltd., Class B	(2,460)	(62,336)
Terna Rete Elettrica Nazionale SpA	(9,221)	(39,972)
Western Union Co.	(908)	(19,095)
Total Reference Entity — Short		(1,863,716)
Net Value of Reference Entity — Morgan Stanley & Co. International PLC		$548,155

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of November 30, 2016, certain of the Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy.

22	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Consolidated Schedule of Investments (continued)

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$7,788,199	—	$7,788,199
Common Stocks[1]	$16,850,368	2,291,143	—	19,141,511
Corporate Bonds[1]	—	13,252,096	—	13,252,096
Floating Rate Loan Interests[1]	—	1,662,950	—	1,662,950
Foreign Agency Obligations	—	321,082	—	321,082
Foreign Government Obligations	—	681,612	—	681,612
Investment Companies	8,618,670	—	—	8,618,670
Non-Agency Mortgage-Backed Securities	—	7,228,704	—	7,228,704
Other Interests[1]	—	—	$77,284	77,284
Preferred Securities[1]	931,694	1,264,688	—	2,196,382
Taxable Municipal Bonds	—	228,259	—	228,259
U.S. Government Sponsored Agency Securities	—	2,821,631	—	2,821,631
Warrants[1]	1,501,240	22,639	—	1,523,879
Short-Term Securities	30,732,920	—	—	30,732,920
Options Purchased:
Equity contracts	460,369	2,090	—	462,459
Liabilities:
Investments:
Investments Sold Short[1]	(18,826,934)	(2,539,637)	—	(21,366,571)

Subtotal	$40,268,327	$35,025,456	$77,284	$75,371,067

Investments Valued at NAV[2]				4,052,097

Total Investments				$79,423,164

[1]	See above Consolidated Schedule of Investments for values in each industry.
[2]

As of November 30, 2016, certain of the Fund’s investments were fair valued using NAV per share or its equivalent as no quoted market value is available and have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[3]
Assets:
Credit contracts	—	$43,714	—	$43,714
Equity contracts	$235,834	17,258	—	253,092
Foreign currency exchange contracts	—	1,765,560	—	1,765,560
Interest rate contracts	210,378	—	—	210,378
Liabilities:
Credit contracts	—	(229,046)	—	(229,046)
Equity contracts	(191,598)	(84,149)	—	(275,747)
Foreign currency exchange contracts	—	(1,438,719)	—	(1,438,719)
Interest rate contracts	(155,115)	(63,269)	—	(218,384)
Total	$99,499	$11,349	—	$110,848

[3]

Derivative financial instruments are futures contracts, forward foreign currency exchange contracts, swaps and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016	23

Consolidated Schedule of Investments (concluded)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$113,778	—	—	$113,778
Cash held for investments sold short	20,280,680	—	—	20,280,680
Foreign currency at value	1,250,235	—	—	1,250,235
Cash pledged:
Centrally cleared swaps	380,993	—	—	380,993
Collateral — OTC derivatives	2,119,961	—	—	2,119,961
Futures contracts	860,000	—	—	860,000
Due from broker	2,146,883	—	—	2,146,883
Liabilities:
Cash received as collateral for futures contracts	—	$(18,041)	—	(18,041)
Due to broker	—	(1,842,573)	—	(1,842,573)

Total	$27,152,530	$(1,860,614)	—	$25,291,916

During the period ended November 30, 2016, there were no transfers between levels.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

24	BLACKROCK MULTI-MANAGER ALTERNATIVE STRATEGIES FUND	NOVEMBER 30, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: January 23, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: January 23, 2017